UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


            REPORT FOR THE CALENDAR QUARTER ENDED SEPTEMBER 30, 2001

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                          [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


NAME:    WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS: 450 SEVENTH AVENUE - SUITE 509, NEW YORK, NEW YORK 10123

FORM 13F FILE NUMBER:  28-7006
===================================================================

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:       JOSHUA H. LANDES
TITLE:      MEMBER, GENERAL PARTNER
PHONE:      (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING

/s/ Joshua Landes
------------------
New York, New York
November 14, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                 1


Form 13F Information Table Entry Total:   90


Form 13F Information Table Value Total:   $ 140,504,000

List of Other Included Managers:

                           No. 1:
                              Name:  Wynnefield Capital, Inc.
                              Form 13F File Number:  28 - 7006


                                            FORM 13F INFORMATION TABLE
                                            --------------------------
Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC                        (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

     Column 1             Column 2 Column 3   Column 4          Column 5        Column 6   Column 7                 Column 8
------------------       --------- ---------  --------   ------------------     --------   -------------    --------------------
                                               Fair                             Invest-
                                               Market                           ment
                         Title of  CUSIP       Value      Shrs or  SH/  Put/    discre-     Other             Voting Authority
  Name of Issuer         Class     Number     ($1000)     Prn Amt  PRN  Call    tion       Managers         Sole   Shared   None
------------------       --------- ---------  --------   -------   ---  ----    -------   --------------    ----   ------   ----

ADE Corp. Mass            COM      00089C107  679        77,650     SH           SOLE      Filer + No. 1    SOLE
AES Corp.                 COM      00130H105  641        50,000     SH           SOLE      Filer + No. 1    SOLE
Adaptec Inc.              COM      00651F108  786        100,100    SH           SOLE      Filer + No. 1    SOLE
Airgas, Inc.              COM      009363102  1,194      90,000     SH           SOLE      Filer + No. 1    SOLE
Alltrista Corp            COM      020040101  465        40,400     SH           SOLE      Filer + No. 1    SOLE
Ambassadors               COM      023178106  2,213      133,300    SH           SOLE      Filer + No. 1    SOLE
International Inc.
Ampal American Israel     CL A     032015109  800        200,054    SH           SOLE      Filer + No. 1    SOLE
Corp.
Assisted Living           COM      04543L109  15         220,000    SH           SOLE      Filer + No. 1    SOLE
Concepts Inc.
Avalon Holdings Corp.     CL A     05343P109  29         11,700     SH           SOLE      Filer + No. 1    SOLE
Aviall Inc. New           COM      05366B102  646        105,000    SH           SOLE      Filer + No. 1    SOLE
BTG Inc.                  COM      05576J101  3,870      315,900    SH           SOLE      Filer + No. 1    SOLE
Barrett Business          COM      068463108  2,745      677,800    SH           SOLE      Filer + No. 1    SOLE
Services Inc.
Beverly Enterprises Inc.  COM NEW  087851309  714        70,000     SH           SOLE      Filer + No. 1    SOLE
Blair Corp.               COM      092828102  146        10,000     SH           SOLE      Filer + No.1     SOLE

TOTAL                                         $ 14,943   2,101,904
                                              --------   ---------


     Column 1             Column 2 Column 3   Column 4          Column 5        Column 6   Column 7                 Column 8
------------------       --------- ---------  --------   ------------------     --------   -------------    --------------------
                                               Fair                             Invest-
                                               Market                           ment
                         Title of  CUSIP       Value      Shrs or  SH/  Put/    discre-     Other             Voting Authority
  Name of Issuer         Class     Number     ($1000)     Prn Amt  PRN  Call    tion       Managers         Sole   Shared   None
------------------       --------- ---------  --------   -------   ---  ----    -------   --------------    ----   ------   ----

CTB Intl Corp.           COM       125960104   7,199     723,500    SH          SOLE       Filer + No. 1    SOLE
CTN Media Group Inc.     COM       12643W107   189       236,200    SH          SOLE       Filer + No. 1    SOLE
Cadiz Inc.               COM       127537108   2,825     330,000    SH          SOLE       Filer + No. 1    SOLE
Chronimed Inc.           COM       171164106   377       123,500    SH          SOLE       Filer + No. 1    SOLE
Columbus McKinnon        COM       199333105   1,571     160,000    SH          SOLE       Filer + No. 1    SOLE
Corp. NY
Continental              COM       211497102   20        34,000     SH          SOLE       Filer + No. 1    SOLE
Information Sys New
Crown Group Inc.         COM       228359105   99        29,200     SH          SOLE       Filer + No. 1    SOLE
Delta & Pine Ld. Co.     COM       247357106   851       50,100     SH          SOLE       Filer + No. 1    SOLE
Ducommun Inc. Del        COM       264147109   528       60,000     SH          SOLE       Filer + No. 1    SOLE
Dwyer Group Inc.         COM       267455103   44        15,000     SH          SOLE       Filer + No. 1    SOLE
Envirogen Inc.           COM NEW   294040308   26        29,000     SH          SOLE       Filer + No. 1    SOLE
First Aviation Svcs      COM       31865W108   9,331     2,073,592  SH          SOLE       Filer + No. 1    SOLE
Inc.
Flowers Foods Inc.       COM       343498101   2,175     60,000     SH          SOLE       Filer + No. 1    SOLE
Foster L B Co.           COM       350060109   1,408     343,500    SH          SOLE       Filer + No. 1    SOLE
Frozen Food Express      COM       359360104   1,176     546,980    SH          SOLE       Filer + No. 1    SOLE
Inds Inc.
GP Strategies Corp.      COM       36225V104   236       59,700     SH          SOLE       Filer + No. 1    SOLE
G-III Apparel Group      COM       36237H101   1,920     307,132    SH          SOLE       Filer + No. 1    SOLE
Ltd.
Gold Fields Ltd. New     SPONSORED 38059T106   365       82,100     SH          SOLE       Filer + No. 1    SOLE
                         ADR

TOTAL                                         $30,340    5,263,504
                                              ---------  ---------




     Column 1             Column 2 Column 3   Column 4          Column 5        Column 6   Column 7                 Column 8
------------------       --------- ---------  --------   ------------------     --------   -------------    --------------------
                                               Fair                             Invest-
                                               Market                           ment
                         Title of  CUSIP       Value      Shrs or  SH/  Put/    discre-     Other             Voting Authority
  Name of Issuer         Class     Number     ($1000)     Prn Amt  PRN  Call    tion       Managers         Sole   Shared   None
------------------       --------- ---------  --------   -------   ---  ----    -------   --------------    ----   ------   ----

Griffon Corp.            COM       398433102  610        49,980     SH          SOLE       Filer + No. 1    SOLE
Herbalife Intl Inc.      CL B      426908307  955        100,000    SH          SOLE       Filer + No. 1    SOLE
IBP Inc.                 COM       449223106  766        32,410     SH          SOLE       Filer + No. 1    SOLE
ICO Holdings Inc.        COM       449293109  749        599,300    SH          SOLE       Filer + No. 1    SOLE
IT Group Inc.            COM       465266104  383        87,000     SH          SOLE       Filer + No. 1    SOLE
J. Baker Inc.            SUB NT    057232AA8  53         350,000    PRN         SOLE       Filer + No. 1    SOLE
                         CONV 7%
                         02

Kansas City Power &      COM       485134100  3,726      142,800    SH          SOLE       Filer + No. 1    SOLE
Light Co.
Key3Media Group Inc.     COM       49326R104  495        125,000    SH          SOLE       Filer + No. 1    SOLE
Keystone Automotive      COM       49338N109  1,918      130,000    SH          SOLE       Filer + No. 1    SOLE
Industries Inc.
Kroll Inc.               COM       507049100  193        17,000     SH          SOLE       Filer + No. 1    SOLE
LabOne, Inc.             COM       50540L105  3,048      283,500    SH          SOLE       Filer + No. 1    SOLE
Ladish Inc.              COM NEW   505754200  1,947      244,950    SH          SOLE       Filer + No. 1    SOLE
Layne Christensen Co.    COM       521050104  5,928      760,000    SH          SOLE       Filer + No. 1    SOLE
Lions Gate               COM NEW   535919203  410        166,000    SH          SOLE       Filer + No. 1    SOLE
Entertainment Corp.
Liquid Audio Inc.        COM       53631T102  79         38,820     SH          SOLE       Filer + No. 1    SOLE
MTR Gaming Group, Inc.   COM       553769100  3,551      383,100    SH          SOLE       Filer + No. 1    SOLE
Marisa Christina Inc.    COM       570268102  50         52,600     SH          SOLE       Filer + No. 1    SOLE
Middleby Corp.           COM       596278101  761        147,800    SH          SOLE       Filer + No. 1    SOLE
Monmouth Capital Corp.   COM       609524103  83         30,275     SH          SOLE       Filer + No. 1    SOLE
Monro Muffler Brake Inc. COM       610236101  4,185      375,000    SH          SOLE       Filer + No. 1    SOLE

TOTAL                                         $29,890    4,115,535
                                              --------   ---------


     Column 1             Column 2 Column 3   Column 4          Column 5        Column 6   Column 7                 Column 8
------------------       --------- ---------  --------   ------------------     --------   -------------    --------------------
                                               Fair                             Invest-
                                               Market                           ment
                         Title of  CUSIP       Value      Shrs or  SH/  Put/    discre-     Other             Voting Authority
  Name of Issuer         Class     Number     ($1000)     Prn Amt  PRN  Call    tion       Managers         Sole   Shared   None
------------------       --------- ---------  --------   -------   ---  ----    -------   --------------    ----   ------   ----

Morton Industrial Group  CL A      619328107  122         113,010   SH          SOLE       Filer + No. 1    SOLE
Niagara Corp.            COM       653349100  707         477,419   SH          SOLE       Filer + No. 1    SOLE
Norfolk Southern Corp.   COM       655844108  2,015       125,000   SH          SOLE       Filer + No. 1    SOLE
OPTI Inc.                COM       683960108  28          10,000    SH          SOLE       Filer + No. 1    SOLE
Opticare Health Systems  COM       68386P105  0           343,005   SH          SOLE       Filer + No. 1    SOLE
Inc.
PMR Corp.                COM       693451106  29          21,600    SH          SOLE       Filer + No. 1    SOLE
PSB Bancorp. Inc.        COM       693604100  53          10,000    SH          SOLE       Filer + No. 1    SOLE
Packaged Ice Inc.        COM       695148106  350         200,000   SH          SOLE       Filer + No. 1    SOLE
Perry Ellis              COM       288853104  575         80,000    SH          SOLE       Filer + No. 1    SOLE
International Inc.
Petroquest Energy Inc.   COM       716748108  61          12,100    SH          SOLE       Filer + No. 1    SOLE
Phoenix Gold             COM       719068108  458         415,950   SH          SOLE       Filer + No. 1    SOLE
International Inc.
Pinnacle Entertainment   COM       723456109  1,012       170,000   SH          SOLE       Filer + No. 1    SOLE
Inc.
Potomac Electric Power   COM       737679100  1,537       70,000    SH          SOLE       Filer + No. 1    SOLE
Co.
Pricesmart Inc.          COM       741511109  10,852      310,500   SH          SOLE       Filer + No. 1    SOLE
Prima Energy Corp        COM Par   741901201  660         30,000    SH          SOLE       Filer + No. 1    SOLE
                         $0.015

Royal Olympic Cruise     COM       V7780Z109  727         422,800   SH          SOLE       Filer + No. 1    SOLE
Lines Inc.
SOS Staffing Services    COM       78462X104  708         590,000   SH          SOLE       Filer + No. 1    SOLE
Inc.
Scheid Vineyards Inc.    CL A      806403101  315         100,000   SH          SOLE       Filer + No. 1    SOLE
Sequa Corporation        CL A      817320104  3,588       79,300    SH          SOLE       Filer + No. 1    SOLE
Sequa Corporation        CL B      817320203  389         7,300     SH          SOLE       Filer + No. 1    SOLE

TOTAL                                         $24,186     3,587,984
                                              --------    ---------


     Column 1             Column 2 Column 3   Column 4          Column 5        Column 6   Column 7                 Column 8
------------------       --------- ---------  --------   ------------------     --------   -------------    --------------------
                                               Fair                             Invest-
                                               Market                           ment
                         Title of  CUSIP       Value      Shrs or  SH/  Put/    discre-     Other             Voting Authority
  Name of Issuer         Class     Number     ($1000)     Prn Amt  PRN  Call    tion       Managers         Sole   Shared   None
------------------       --------- ---------  --------   -------   ---  ----    -------   --------------    ----   ------   ----

Simon Transportation     CL A      828813105  749         440,500    SH         SOLE       Filer + No. 1    SOLE
Services Inc.
Six Flags Inc.           COM       83001P109  1,101       90,000     SH         SOLE       Filer + No. 1    SOLE
Specialty Catalog Corp.  COM       84748Q103  1,899       558,607    SH         SOLE       Filer + No. 1    SOLE
Supervalu Inc.           COM       868536103  2,225       110,000    SH         SOLE       Filer + No. 1    SOLE
Sylvan Inc.              COM       871371100  12,303      1,068,886  SH         SOLE       Filer + No. 1    SOLE
Syntellect Inc.          COM       87161L105  667         600,800    SH         SOLE       Filer + No. 1    SOLE
Tasty Baking Co.         COM       876553306  4,406       260,700    SH         SOLE       Filer + No. 1    SOLE
Tropical Sportswear      COM       89708P102  1,200       72,300     SH         SOLE       Filer + No. 1    SOLE
International Corp.
U.S. Home & Garden Inc.  COM       902939107  55          110,000    SH         SOLE       Filer + No. 1    SOLE
U.S. Liquids Inc.        COM       902974104  2,583       478,400    SH         SOLE       Filer + No. 1    SOLE
Ventas Inc.              COM       92276F100  4,318       398,000    SH         SOLE       Filer + No. 1    SOLE
Water Pik Technologies   COM       94113U100  815         101,850    SH         SOLE       Filer + No. 1    SOLE
Inc.
Wellsford Real           COM NEW   950240200  1,344       70,000     SH         SOLE       Filer + No. 1    SOLE
Properties Inc.
West Coast Bancorp Ore   COM       952145100  1,076       80,000     SH         SOLE       Filer + No. 1    SOLE
New
Westmoreland Coal Co.    COM       960878106  363         28,600     SH         SOLE       Filer + No. 1    SOLE
Westmoreland Coal Co.    PFD DP A  960878304  2,921       98,600     SH         SOLE       Filer + No. 1    SOLE
                         CV1/4

World Wrestling Fedn.    CL A      98156Q108  1,959       148,400    SH         SOLE       Filer + No. 1    SOLE
Entmt. Inc.
Young Broadcasting Inc.  CL A      987434107  1,161       80,000     SH         SOLE       Filer + No. 1    SOLE

TOTAL                                         $ 41,145    4,795,643
                                              --------    ---------

GRAND TOTAL                                   $140,504   19,864,570
                                              ---------  ----------